CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Shareholders' equity - TotalEnergies share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2020		$ 103,702	$ 8,267	$ 107,078	$ (10,256)	$ (1,387)	$ 2,383	$ 106,085
Common shares issued as of the beginning of the period at Dec. 31, 2020			2,653,124,025			(24,392,703)
Net income		5,550		5,550			161	5,711
Other comprehensive income		(338)		485	(823)		14	(324)
Comprehensive income		5,212		6,035	(823)		175	5,387
Dividend		(4,189)		(4,189)			(63)	(4,252)
Issuance of common shares		381	$ 31	350				381
Issuance of common shares (in shares)			10,589,713
Purchase of treasury shares		(165)				$ (165)		(165)
Purchase of treasury shares (in shares)						(3,636,351)
Sale of treasury shares	[1]			(216)		$ 216
Sale of treasury shares (in shares)	[1]					4,570,220
Share-based payments		61		61				61
Share cancellation			$ (74)	(1,254)		$ 1,328
Share cancellation (in shares)			(23,284,409)			23,284,409
Net issuance (repayment) of perpetual subordinated notes		3,254		3,254				3,254
Payments on perpetual subordinated notes		(184)		(184)				(184)
Other operations with non-controlling interests		20		26	(6)		(20)
Other items		4		6	(2)		5	9
Equity as of the end of the period at Jun. 30, 2021		108,096	$ 8,224	110,967	(11,087)	$ (8)	2,480	110,576
Common shares issued as of the end of the period at Jun. 30, 2021			2,640,429,329			(174,425)
Net income		10,482		10,482			173	10,655
Other comprehensive income		(1,078)		506	(1,584)		(44)	(1,122)
Comprehensive income		9,404		10,988	(1,584)		129	9,533
Dividend		(4,011)		(4,011)			(61)	(4,072)
Purchase of treasury shares		(1,658)				$ (1,658)		(1,658)
Purchase of treasury shares (in shares)						(33,669,654)
Sale of treasury shares (in shares)	[1]					2,975
Share-based payments		82		82				82
Payments on perpetual subordinated notes		(184)		(184)				(184)
Other operations with non-controlling interests		4		4			709	713
Other items		3		3			6	9
Equity as of the end of the period at Dec. 31, 2021		111,736	$ 8,224	117,849	(12,671)	$ (1,666)	3,263	114,999
Common shares issued as of the end of the period at Dec. 31, 2021			2,640,429,329			(33,841,104)
Net income								5,051
Other comprehensive income								(969)
Comprehensive income								4,082
Equity as of the end of the period at Mar. 31, 2022								119,855
Equity as of the beginning of the period at Dec. 31, 2021		111,736	$ 8,224	117,849	(12,671)	$ (1,666)	3,263	114,999
Common shares issued as of the beginning of the period at Dec. 31, 2021			2,640,429,329			(33,841,104)
Net income		10,636		10,636			219	10,855
Other comprehensive income		1,022		2,370	(1,348)		(46)	976
Comprehensive income		11,658		13,006	(1,348)		173	11,831
Dividend		(3,803)		(3,803)			(119)	(3,922)
Issuance of common shares		371	$ 26	345				371
Issuance of common shares (in shares)			9,367,482
Purchase of treasury shares		(3,164)				$ (3,164)		(3,164)
Purchase of treasury shares (in shares)						(58,458,536)
Sale of treasury shares	[1]			(315)		$ 315
Sale of treasury shares (in shares)	[1]					6,168,197
Share-based payments		157		157				157
Share cancellation			$ (87)	(1,418)		$ 1,505
Share cancellation (in shares)			(30,665,526)			30,665,526
Net issuance (repayment) of perpetual subordinated notes		(44)		(44)				(44)
Payments on perpetual subordinated notes		(183)		(183)				(183)
Other operations with non-controlling interests		4		4			(9)	(5)
Other items		(44)		(44)			1	(43)
Equity as of the end of the period at Jun. 30, 2022		116,688	$ 8,163	125,554	(14,019)	$ (3,010)	3,309	119,997
Common shares issued as of the end of the period at Jun. 30, 2022			2,619,131,285			(55,465,917)
Equity as of the beginning of the period at Mar. 31, 2022								119,855
Net income								5,804
Other comprehensive income								1,945
Comprehensive income								7,749
Equity as of the end of the period at Jun. 30, 2022		$ 116,688	$ 8,163	$ 125,554	$ (14,019)	$ (3,010)	$ 3,309	$ 119,997
Common shares issued as of the end of the period at Jun. 30, 2022			2,619,131,285			(55,465,917)

[1]	Treasury shares related to the performance share grants.